Business combinations - Additional Information (Details) $ / shares in Units, $ in Thousands, € in Millions, $ in Millions	1 Months Ended	12 Months Ended
	May 28, 2018 CAD ($) $ / shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Aug. 31, 2018 CAD ($)	Feb. 15, 2018 CAD ($)
Southeast Saskatchewan and Southwest Manitoba [Member]
Statement [Line Items]
Cash flows from used in operations				$ 1,000
Revenue of acquiree since acquisition date				18,700
Revenue of combined entity as if combination occurred at beginning of period				2,900
Profit (loss) of combined entity as if combination occurred at beginning of period				1,000
Total consideration						$ 53,288
Cash transferred						53,288
Property, plant and equipment recognised as of acquisition date						67,549
Profit (loss) of acquiree since acquisition date				6,700
Asset Retirement Obligations Recognized On Acquisition Date						$ 4,452
Spartan Energy Corp [Member]
Statement [Line Items]
Cash flows from used in operations				35,000
Revenue of acquiree since acquisition date				242,100
Revenue of combined entity as if combination occurred at beginning of period				182,400
Profit (loss) of combined entity as if combination occurred at beginning of period				35,000
Equity interests of acquirer	$ 1,235,221
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination				1,300
Total consideration	1,235,221
Property, plant and equipment recognised as of acquisition date	1,401,686
Profit (loss) of acquiree since acquisition date				45,100
Asset Retirement Obligations Recognized On Acquisition Date	92,149
Spartan Energy Corp [Member] | Vermilion Common Shares [Member]
Statement [Line Items]
Equity interests of acquirer	27,900
Stock issued during period Value as of the acquistion date	$ 1,200,000
Par value per share | $ / shares	$ 44.30
Minor [Member]
Statement [Line Items]
Cash transferred				56,000
Property, plant and equipment recognised as of acquisition date				147,400
Asset Retirement Obligations Recognized On Acquisition Date				104,000
Minor [Member] | Exploration and evaluation assets [member]
Statement [Line Items]
Non-current assets recognised as of acquisition date				28,600
Shell EP Ireland Limited [Member]
Statement [Line Items]
Cash flows from used in operations				4,300
Revenue of acquiree since acquisition date				1,300
Revenue of combined entity as if combination occurred at beginning of period				15,200
Profit (loss) of combined entity as if combination occurred at beginning of period				4,300
Total consideration				$ 41,021
Incremental Working interest				1.50%
Proportion of ownership interest in subsidiary		20.00%	20.00%	20.00%
Contingent consideration recognised as of acquisition date				$ 290
Maximum Contingent Consideration		€ 5.8		9,100
Cash transferred				40,805
Property, plant and equipment recognised as of acquisition date				53,368
Profit (loss) of acquiree since acquisition date				400
Asset Retirement Obligations Recognized On Acquisition Date				1,565
Wyoming [Member]
Statement [Line Items]
Cash flows from used in operations			$ 0.1	(100)
Revenue of acquiree since acquisition date				11,600
Revenue of combined entity as if combination occurred at beginning of period				11,100
Profit (loss) of combined entity as if combination occurred at beginning of period			$ 0.1	(100)
Total consideration					$ 189,014
Cash transferred					189,014
Property, plant and equipment recognised as of acquisition date					284,333
Profit (loss) of acquiree since acquisition date				$ 300
Asset Retirement Obligations Recognized On Acquisition Date					$ 4,821